Financial risk management	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Financial Instruments [Abstract]
Financial risk management	Financial risk management
The Group's activities are exposed to a variety of financial risks such as market risk (including currency risk and interest rate risk), credit risk and liquidity risk.
To minimize the impact of potential adverse effects of market volatility on financial performance, the Company hedges certain market risks via derivative contracts with banks. The Company manages financial risks through its central treasury department in compliance with policies approved by the board of directors.
(a)Market risk
i)Foreign exchange risk
Because of the Euro being the presentation currency of the Group and functional currency of the Company, as well as the international coverage of its TFSS and Payments & AVPS business, the Group is exposed to foreign exchange risks.
Foreign exchange risks are mainly due to the funding of entities with non-Euro functional currencies in the form of intra-group loans and cash pools. The largest exposures are GBP, AUD, JPY and SEK and volatility in these currencies may therefore impact the Group’s results.
Trade payables and receivables exposed to foreign exchange risks are mainly intra-group and denominated in the respective entity’s functional currency.
A foreign exchange rate sensitivity analysis has been performed on the monetary items exposed to foreign exchange risks in the statement of financial position.
At March 31, 2021, if currency rates on the major currencies had been 2% higher/lower and with all other variables held constant, profit before tax for the year would have been EUR0.1 million (EUR0.1 million for the financial year ended March 31, 2020, EUR0.1 million for the financial year ended March 31, 2019) lower/higher.
ii)Interest rate risk
The Group's interest rate risk arises from the external senior debt structured at floating rates, accompanied by an interest rate floor. A significant increase in interest rates may affect the funding cost of the Company.
If the market interest rate would have been 1% higher/lower on March 31, 2021 and, with all other variables held constant, profit before tax for the year would have been EUR2.8 million (EUR3.6 million for the financial year ended March 31, 2020, EUR4.0 million for the financial year ended March 31, 2019) lower/higher as a result of an increase in the borrowing cost of the external senior debt.
(b)Credit risk
Counterparty credit risk is managed at Group level, except for credit risk relating to accounts receivable balances. Each operating entity is responsible for managing and analyzing the credit risk for new clients before standard payment terms and conditions are offered.
Credit risk towards banks arises from cash and cash equivalents, derivative financial instruments and deposits held with these business partners. The credit risk towards banks is managed by Group treasury in compliance with the Group's policies that define the corporate instructions in relation to managing counterparty limits. As such, investments of surplus funds can only be done with approved counterparties and any new counterparties are to be confirmed by the CFO of the Group before any cash deposits or financial transactions can be executed with them
The Group’s approval policy over banks and financial institutions ensures that consistent and efficient cash management structures are implemented to enable a sound level of cash concentration in the Group. Local
Management is required to request written approval to the Group treasury department prior to initiating new bank relationships or financial services or before amending existing relationships or banking setups. In compliance with the Senior Facilities Agreement (SFA), a number of obligors’ bank accounts are pledged and subject to close monitoring by the Group’s treasury department (Note 26).
According to the Group’s current policy over cash deposits and financial instruments, the counterparty credit quality is measured by the long-term issue credit ratings of S&P and Moody’s and should be minimum BBB-. Counterparty credit limits are set to control the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments. Any deviation from the Group’s policy is subject to the approval of the Group’s CFO.
Credit risk from trade receivables and contract assets is managed according to the Group’s policies. Operating entities apply credit risk management procedures in line with these policies. Credit risk is monitored on a country by country basis, considering the aging profile of the customers and historical and forward-looking default indicators. Additionally, the type of counterparty, be it an individual customer or a state authority, is used as a potential class of different risk profiles.
Management of operational entities monitors exposure to credit risk on an ongoing basis. The creditworthiness of new customers is assessed before signing trade contracts. Any change request of the already agreed credit conditions is reviewed from a creditworthiness standpoint and approved by the operational entities. The assessment of creditworthiness takes into consideration external ratings and information from relevant institutions.
As disclosed in Note 19, as of March 31, 2021, 79.1% (as of March 31, 2020 62.7%, as of March 31, 2019 83.6% ) of total trade receivables are not yet due.
An impairment analysis is performed at each reporting date on an individual customer basis.
There are no significant concentrations of credit risk arising from trade receivables and contract assets.
(c)Liquidity risk
All operational entities of the Group forecast the cash developments weekly on a rolling basis. These are monitored by Group treasury ensuring that the Group's liquidity position at all times meets operational cash needs.
In general, surplus cash held by the operating entities over and above amounts required for working capital management are centralized and managed by Group treasury. Where applicable, surplus cash is invested in instruments with appropriate maturities to ensure sufficient liquidity headroom. At the reporting date, the Group held total liquid assets of EUR182.8 million (EUR226.1 million as of March 31, 2020, EUR104.1 million as of March 31, 2019).
In addition to the centralization of excess cash available in the local operations as a primary source of liquidity, Group treasury has access to a revolving credit facility of up to EUR100.0 million (EUR80.0 million as of March 31, 2020, EUR80.0 million as of March 31, 2019), a Supplemental Liquidity Facility of USD75.0 million and cash pool facilities of up to EUR18.2 million (EUR15.0 million as of March 31, 2020, EUR5.0 million as of March 31, 2019). As of March 31, 2021, only EUR0.8 million remains undrawn under the revolving credit facility and the Supplemental Liquidity Facility and cash pool facilities are fully available. (Note 26)
The table below analyses the Group's non-derivative financial liabilities and net-settled derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2021
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	110	20,302	119,074	678,269	—
Other long term liabilities (1)	—	—	9,396	18,903	1,175
Trade payables	99,067	48,410	—	—	—
Other current liabilities (2)	19,798	14,196	—	—	—
Accrued liabilities (3)	22,464	10,057	—	—	—
Total	141,439	92,965	128,470	697,172	1,175

As of March 31, 2020
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,176	15,584	20,759	645,015	—
Other long term liabilities (1)	—	—	11,298	15,913	2,540
Trade payables	137,005	82,838	4,362	6,873	6,241
Other current liabilities (2)	21,956	14,753	272	(55)	1,197
Accrued liabilities (3)	25,501	10,251	83	103	1,339
Total	189,638	123,426	36,774	667,849	11,317

As of March 31, 2019
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,497	16,613	22,050	667,998	—
Other long term liabilities (1)	—	—	11,434	17,964	7,844
Derivative financial instruments	176	—	—	—	—
Trade payables	168,020	93,199	534	1,966	—
Other current liabilities (2)	36,591	13,974	(557)	1,293	56
Accrued liabilities (3)	26,412	8,880	264	326	129
Total	236,696	132,666	33,725	689,547	8,029
(1)The line items “Loans and borrowings” and “Other long-term liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other long-term liabilities). The Group does not have any significant outstanding foreign exchange forward contracts.
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “VAT”, “withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 32.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 33.
Net debt reconciliation
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

(EUR thousand)		As of March, 31
Net debt	Notes	2021	2020	2019
Cash and cash equivalents	22	(182,783)	(226,139)	(104,072)
Borrowings - repayable after one year	26	729,000	630,000	630,000
Net Debt		546,217	403,861	525,928
Lease liabilities - repayable within one year	13	12,578	14,001	13,713
Capitalized financing fees	26	(8,255)	(9,672)	(13,441)
IFRS 9 effect Senior Debt	26	—	4,267	5,839
Bank overdraft		111	1,081	2,102
Lease liabilities - repayable after one year	13	19,122	27,750	32,420
IFRS Net Debt		569,773	441,288	566,561

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Bank overdraft	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of March 31, 2020	(226,139)	1,081	—	624,595	14,001	27,750	441,288
Cash flows	39,122	(884)	—	90,578	(15,031)	—	113,785
Foreign exchange adjustments	1,155	(86)	—	—	39	48	1,156
Other changes	3,079	—	—	5,572	13,569	(8,676)	13,544
Net debt as of March 31, 2021	(182,783)	111	—	720,745	12,578	19,122	569,773

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Bank overdraft	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of March 31, 2019	(104,072)	2,102	—	622,398	13,713	32,420	566,561
Cash flows	(122,996)	(1,066)	—	—	(15,402)	—	(139,464)
Foreign exchange adjustments	929	45	—	—	(157)	(352)	465
Other changes	—	—	—	2,197	15,847	(4,318)	13,726
Net debt as of March 31, 2020	(226,139)	1,081	—	624,595	14,001	27,750	441,288

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Bank overdraft	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of March 31, 2018	(50,674)	2,972	—	612,792	—	—	565,090
Changes in accounting policies IFRS9	—	—	—	7,406	—	—	7,406
Changes in accounting policies IFRS16	—	—	—	—	14,087	40,239	54,326
Net debt as of April 1, 2018	(50,674)	2,972	—	620,198	14,087	40,239	626,822
Cash flows	(52,341)	(1,046)	—	—	(14,154)	—	(67,541)
Foreign exchange adjustments	(1,057)	176	—	—	5	26	(850)
Other changes	—	—	—	2,200	13,775	(7,845)	8,130
Net debt as of March 31, 2019	(104,072)	2,102	—	622,398	13,713	32,420	566,561
COVID-19 Update
Please refer to Note 45 for details on the impact of COVID-19.
(d)Capital risk management
The capital structure of the Group as of March 31, 2021 is composed of consolidated equity of EUR(100.6) million (EUR71.5 million as of March 31, 2020, EUR87.0 million as of March 31, 2019) and senior debt with a carrying value of EUR720.7 million (EUR624.6 million as of March 31, 2020, EUR622.4 million as of March 31, 2019). This represents an Equity/Capital ratio[3] of (14.0)% (10.3% as of March 31, 2020, 12.3% as of March 31, 2019).
The group at its consolidated level is not subjected to any externally imposed capital requirements. Certain jurisdictions may require Global Blue subsidiaries to maintain certain local capital requirements which is monitored locally. The group currently does not have any non-compliance to local capital requirements that may lead to material risks.
(e)Fair value estimation
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2021
(EUR thousand)	Restated
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	231	—	231
Total assets	—	231	—	231
Liabilities
Financial liabilities at fair value through profit or loss
-Public warrants	21,135	—	—	21,135
-Private warrants	—	9,844	—	9,844
Total liabilities	21,135	9,844	—	30,979

As of March 31, 2020
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	742	—	742
Total assets	—	742	—	742
Liabilities
Financial liabilities at fair value through profit or loss
- Derivative financial instruments held for trading	—	—	—	—
Total liabilities	—	—	—	—

As of March 31, 2019
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	—	—	—
Total assets	—	—	—	—
Liabilities
Financial liabilities at fair value through profit or loss
- Derivative financial instruments held for trading	—	176	—	176
- Interest rate swaps	—	—	—	—
Total liabilities	—	176	—	176
The fair value of financial instruments that are not traded in an active market (for example over-the-counter derivatives and private warrants) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2. For further details regarding the valuation of warrants please refer to the Note 5.